DEFERRED CONSIDERATION - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DEFERRED CONSIDERATION
Deferred consideration, beginning	€ 1,244	€ 2,939
Accretion expense	168	428
Gain (Loss) on remeasurement of deferred consideration	(157)	132
Shares issued as deferred consideration	(1,380)	(2,139)
Effect of movement in exchange rates	(189)	148
Deferred consideration, ending	€ 0	€ 1,244